UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2021 | shares		32,857,422
Balance at beginning of period at Dec. 31, 2021	$ 190,656	$ 266,119	$ 4,312	$ 2,113	$ (81,888)
Exercise of stock options (in shares) | shares	6,409	6,409
Exercise of stock options	$ 53	$ 101	(48)
Share-based compensation	2,624		2,624
Share issuance under employee share purchase plan (in shares) | shares		6,377
Share issuance under employee share purchase plan	304	$ 361	(57)
Issuance of common shares related to business combination and contingent consideration (in shares) | shares		15,364
Issuance of common shares related to contingent consideration	700	$ 700
Comprehensive loss	(6,799)			(1,943)	(4,856)
Balance at end of period (in shares) at Jun. 30, 2022 | shares		32,885,572
Balance at end of period at Jun. 30, 2022	187,538	$ 267,281	6,831	170	(86,744)
Balance at beginning of period (in shares) at Dec. 31, 2022 | shares		32,913,955
Balance at beginning of period at Dec. 31, 2022	$ 192,211	$ 268,194	8,458	(9,571)	(74,870)
Exercise of stock options (in shares) | shares	8,735	8,735
Exercise of stock options	$ 100	$ 149	(49)
Share-based compensation	2,593		2,593
Share issuance under employee share purchase plan (in shares) | shares		8,785
Share issuance under employee share purchase plan	264	$ 322	(58)
Release of restricted share units (in shares) | shares		18,442
Release of restricted share units	0	$ 653	(653)
Issuance of common shares related to business combination and contingent consideration (in shares) | shares		50,550
Issuance of common shares related to contingent consideration	1,625	$ 1,625
Shares repurchased for cancellation under normal course issuer bid (in shares) | shares		(279,676)
Shares repurchased for cancellation under normal course issuer bid	(10,236)	$ (2,242)			(7,994)
Share repurchase commitment under the automatic share purchase plan	(41,958)				(41,958)
Comprehensive loss	(61)			4,368	(4,429)
Balance at end of period (in shares) at Jun. 30, 2023 | shares		32,720,791
Balance at end of period at Jun. 30, 2023	$ 144,538	$ 268,701	$ 10,291	$ (5,203)	$ (129,251)